Other operating income, other operating expenses, restructuring income and expenses, financial result - Other operating income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Increase (decrease) in other operating income				$ (1,815)
Other operating income	$ 296	$ 2,127	$ 459	$ 2,274
Reimbursement of property tax paid			$ 1,432